Lease right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Right of use Assets and Operating Lease Liabilities

Operating right-of- use assets are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$836,697	$836,697
Less accumulated amortization	(549,375)	(278,899)
Right-of-use, net	$287,322	$557,798

Operating lease liabilities are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$298,560	$580,353
Less: current portion	286,378	278,432
Long term portion	$12,182	$301,921

Schedule of Maturity of Operating Lease Liabilities
June 30, 2025
Year ending June 30, 2026	$306,707
Total future minimum lease payments	306,707
Less imputed interest	(8,147)
PV of Payments	$298,560